Schedule of significant components of the provision for income taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Current		$ (19,194)
Total income tax credit		$ (19,194)